Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Impairment of goodwill	$ 0
Period of discounted cash flow method for calculating value in use	5
Terminal growth rate	4.50%	4.50%
Cash flows discounted rate	10.00%	10.00%
Impairment of finite lived intangible assets	$ 0	$ 0
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease	5.00%
Price earning multiple [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease	1.00%
Computer software [member]
Disclosure of intangible assets and goodwill [Line Items]
Impairment of finite lived intangible assets	$ 97
Latin America [member]
Disclosure of intangible assets and goodwill [Line Items]
Terminal growth rate		3.00%
Cash flows discounted rate		12.00%
Term of cash flow forecast	5 years
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used		11
Price earnings ratio multiple	9.5
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used		11.5
Price earnings ratio multiple	13